Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income taxes	Income taxes consist of the following:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Current tax expense/(benefit):
Bermuda	—	—	—	—
Foreign	15	3	2	6
Deferred tax expense/(benefit):
Bermuda	—	—	—	—
Foreign	(5)	(1)	(2)	(7)
Deferred taxes acquired during the year	—	—	—	—
Tax related to internal sale of assets in subsidiary, amortized for group purposes	—	—	—	—
Total tax expense/(benefit)	10	2	—	(1)
Effective tax rate	16.0%	—%	—%	—%

Schedule of income tax reconciliation
The income taxes for the period from February 23, 2022 through December 31, 2022 (Successor), the period from January 1, 2022 through February 22, 2022 (Predecessor), the year ended December 31, 2021 and the year ended December 31, 2020 (Predecessor) differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Effect of change on unrecognized tax benefits	(5)	—	2	(8)
Effect of unremitted earnings of subsidiaries	1	(1)	—	(2)
Effect of taxable income in various countries	14	3	(2)	9
Total tax expense/(benefit)	10	2	—	(1)

Schedule of deferred income taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets/(liabilities) consist of the following:
Deferred tax assets:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Pensions and stock options	1	3
Provisions	27	30
Property, plant and equipment	92	51
Net operating losses carried forward	296	320
Other	12	9
Gross deferred tax assets	428	413
Valuation allowance	(413)	(403)
Deferred tax assets, net of valuation allowance	15	10
Deferred tax liabilities:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Unremitted Earnings of Subsidiaries	8	8
Intangibles	1	1
Gross deferred tax liabilities	9	9
Net deferred tax asset/(liability)	6	1

Schedule of changes in uncertain tax positions	The changes to our balance related to unrecognized tax benefits were as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Balance at the beginning of the period	84	83	82	89
Increases as a result of positions taken in prior periods	3	1	2	1
Increases as a result of positions taken during the current period	—	—	2	—
Decreases as a result of positions taken in prior periods	—	—	(1)	(4)
Decreases due to settlements	—	—	(1)	(1)
Decreases as a result of a lapse of the applicable statute of limitations	(2)	—	(1)	(3)
Balance at the end of the period	85	84	83	82

Summary of tax years that remain subject to examination
The following table summarizes the earliest tax years that remain subject to examination by other major taxable jurisdictions in which we operate.

Jurisdiction	Earliest Open Year
Kuwait	2012
Nigeria	2014
United States	2018
Mexico	2011
Norway	2015
Brazil	2009